Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
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Accounts Receivable, Net

NOTE 10. ACCOUNTS RECEIVABLE, NET

As of December 31, 2018 and 2017, accounts receivable and other receivables were as follows:

a. Customers

	2018		2017
Domestic customers, net	Ps.	48,520,478	Ps.	60,057,141
Export customers, net		39,220,037		54,428,883

Total customers	Ps.	87,740,515	Ps.	114,486,024

Sundry debtors (i)		53,388,512		23,583,497
Taxes to be recovered and prepaid taxes		18,405,990		23,039,023
Employees and officers		6,333,216		5,681,478
Advances to suppliers		597,700		1,250,846
Other accounts receivable		673,845		82,160

Total account receivable	Ps.	79,399,263	Ps.	53,637,004

Total account receivable, net	Ps.	167,139,778	Ps.	168,123,028

(i)	Mainly Special Tax on Production and Services.

The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2018 and 2017, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2018		2017
1 to 30 days	Ps.	1,172,961	Ps.	10,188,070
31 to 60 days		133,538		4,081,862
61 to 90 days		375,790		777,409
More than 90 days		584,886		11,345,933

Past due		2,267,175		26,393,274
Impaired (reserved)(1)		(1,409,014)		(951,932)

Unimpaired		858,161		25,441,342
Current		47,662,317		34,615,799

Total	Ps.	48,520,478	Ps.	60,057,141

(1)	The increase in the impairment of domestic customers of Ps.457,082 in 2018, comes mainly from accounts receivables of Pemex Industrial Transformation.

	Export customers
	2018		2017
1 to 30 days	Ps.	34,839	Ps.	334,155
31 to 60 days		3,313		—
61 to 90 days		26,444		—
More than 90 days		307,089		315,888

Past due		371,865		650,043
Impaired (reserved)		(321,438)		(272,813)

Unimpaired		50,247		377,230
Current		39,169,790		54,051,653

Total	Ps.	39,220,037	Ps.	54,428,883

As of December 31, 2018 and 2017, PEMEX has exposure to credit risk related to accounts receivable with an average payment term of 36 and 43 days, respectively.

Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2018		2017
Balance at the beginning of the year	Ps.	(951,932)	Ps.	(458,428)
Adjustment on initial application of IFRS9		44,590		—

Balance at January 1 under IFRS 9		(907,342)		(458,428)
Additions against income		—		(493,514)
Amount used		—		10
Impairment accounts receivable		(501,672)		—

Balance at the end of the year	Ps.	(1,409,014)	Ps.	(951,932)

	Export customers
	2018		2017
Balance at the beginning of the year	Ps.	(272,813)	Ps.	(374,699)
Adjustment on initial application of IFRS9		(69,639)		—

Balance at January 1 under IFRS 9		(342,452)		(374,699)
Additions against income		—		(204,713)
Amount used		—		297,047
Translation effects		—		9,552
Impairment accounts receivable		21,014		—

Balance at the end of the year	Ps.	(321,438)	Ps.	(272,813)

Methodology to determine the estimation of the impairment of the accounts receivable

PEMEX allocates each exposure to a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to, audited financial statements, management accounts and cash flow projections and available information about customers) and applying experienced credit judgment. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. Exposures within each credit risk grade are segmented by each Subsidiary Entity and its commercial business lines, so the expected credit loss rate is calculated for each segment based on actual credit loss experienced over the past two years. These rates are multiplied by scale factors to reflect differences between the economic conditions during the period over which historical data has been collected, current conditions and PEMEX’s view of economic conditions over the expected lives of the receivables.

As of December 31, 2018, the expected percentage of credit loss for accounts receivable for each Subsidiary Entity and Subsidiary Company was: 0.72% for Pemex Fertilizers, 2.70% for Pemex Industrial Transformation, 3.15% for Pemex Corporate, 0.69% for Pemex Ethylene, 10.80% for Pemex Logistics, 21.71% for Pemex Drilling and Services, 0.06% for PMI CIM and 4.65% for PMI TRD.

The amount of impairment of accounts receivables recognized in the income statement was Ps. 582,855, which includes the impairment of customers and other accounts receivables.